VLCC Acquisition (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 10, 2010
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Net [Abstract]
Favorable lease terms	$ 51,233	$ 59,879	$ 57,070
Unfavorable lease terms	(4,245)	(4,928)	(5,819)
Total			$ 51,251